Cover	6 Months Ended
Jun. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Kalera Public Limited Company
Entity Central Index Key	0001909152
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	10 Earlsfort Terrace
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	D02 T380
City Area Code	+ 353
Local Phone Number	01 920 1000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7455 Emerald Dunes Dr.
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32822
City Area Code	+1 (407)
Local Phone Number	574-8204
Contact Personnel Name	Fernando Cornejo